Loans Payable (Convertible Promissory Note) (Details) - RI Convertible Note - USD ($)	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Jun. 27, 2016
Debt Instrument [Line Items]
Debt issue amount			$ 300,000
Stated interest rate (as a percent)			12.00%
Long-term debt	$ 300,000	$ 300,000
Interest expense	$ 18,000